EQUITY - Share premium (Details) - TRY (₺) ₺ / shares in Units, ₺ in Thousands			12 Months Ended
	Jul. 06, 2021	Jul. 05, 2021	Dec. 31, 2021	Dec. 31, 2022	May 25, 2021	Dec. 31, 2020
Share capital
Share premium			₺ 8,789,896	₺ 8,789,896
Nominal value per share			₺ 0.2	₺ 0.20	₺ 0.20	₺ 1
Number of shares issued		325,998,000	325,998,290	325,998,290	284,328,290	56,866,000
Capital increase			₺ 8,263,758
Share capital		₺ 302,635	302,635	₺ 302,635
Capital increase including cost	₺ 8,333,807
Transaction costs directly related to shares offering	109,297
Class B ordinary shares
Share capital
Increase (decrease) in number of ordinary shares issued		41,670,000
Share capital
Share capital
Capital increase	16,873		16,873
Capital increase including cost		₺ 16,873
Share premium
Share capital
Capital increase	8,246,885		₺ 8,246,885
Capital increase including cost		₺ 8,316,934
Transaction cost	₺ 70,049